                                 EISEMAN LEVINE
                             LEHRHAUPT & KAKOYIANNIS
                           A PROFESSIONAL CORPORATION
                                805 Third Avenue
                            New York, New York 10022
                            Telephone (212) 752-1000
                            Facsimile (212) 355-4608

                                November 22, 2006

United States Securities and Exchange Commission
Division of Corporate Finance (Mail Stop 3561)
100 F Street, N.E.
Washington, D.C. 20549
Attention: Jay Williamson and Carlton Tartar

Re:   Alpha Security Group Corporation
      Amendment No. 3 on Form S-1
      Registration Statement
      SEC File No. 33-127999

Dear Mr. Williamson and Mr. Tartar:

     On behalf of our client, Alpha Security Group Corporation (the "Company"), we hereby submit for filing pursuant to the Securities Act of 1933, as amended, Amendment No. 3 on Form S-1 Registration Statement (the "Registration Statement"). The following discussion in reference to the Registration Statement is in response to the Staff's comment letter, dated October 18, 2006, and a conference call with Jay Williamson of the Staff on November 17, 2006 (the headings and numbered paragraphs correspond to the headings and numbered paragraphs in the Staff's comment letter):

General

     1. Prior to requesting acceleration of the Registration Statement, a representative from the American Stock Exchange will contact the Staff concerning the Company's listing application. We believe the Company meets the listing standards for original listing (Standard 3) set forth by AMEX after giving effect to the offering based on market capitalization, market value of public float, minimum price, shareholders equity and public shareholders/public float.

     2. With respect to the 320,000 Units to be purchased in the private placement by Steven M. Wasserman and Constantinos Tsakiris we have been advised that such parties are using their own funds (not borrowed from any third party) to make such purchases and have not received directly or indirectly, any cash or other consideration from any party to make such purchases. See additional disclosure on pages 3, 40 and 68 of the Registration Statement.

     3. See additional disclosure on the cover page of the prospectus as well as on pages 11, 38 and 54 of the Registration Statement stating that under Delaware law claims of creditors have priority over the claims of stockholders and that in making such distributions the Company will comply with Section 281(b) of the Delaware General Corporation Law. See pages 19, 52 and 54 of the Registration Statement explaining the statement that any claims by the creditors against amounts in the trust should be minimal based on the Company seeking agreements from creditors waiving claims against the funds held in trust.

United States Securities and Exchange Commission
Division of Corporate Finance
November 22, 2006
Page 2

Prospectus Cover Page

     4. See amended disclosure regarding release of interest on the funds held in trust to fund working capital.

Prospectus Summary, page 1

     5. The Registration Statement has been revised, including the addition of a risk factor, (see pages 3, 28, 40 and 44) to provide additional disclosure regarding the incentive warrants including (1) the value associated with the incentive warrants, (2) future impact on earnings, (3) the business purpose of issuing the incentive warrants, (4) the tax implications of the incentive warrants being issued below fair market value. Based on Mr. Tsakiris receiving incentive warrants we do not believe he is an independent director and have modified disclosure on page 62 of the Registration Statement. The Company has agreed with the holders of the incentive warrants that it will not accelerate the vesting of the incentive warrants (see disclosure on page 3 of the Registration Statement). In terms of treatment of the options on a going forward basis, the incentive warrants will be disclosed under Item 201(d) of Regulation S-K and the incentive warrants issued to Mr. Wasserman and Mr. Tsakiris will be included in their compensation as a named executive officer and director, respectively, under Item 402 of Regulation S-K.

     6. Both the public warrants and the warrants issued in the private placement can only be redeemed if all such warrants (both public warrants and private warrants) are redeemed. See disclosure on pages 5, 6 and 71 of the Registration Statement.

     7. The costs associated with dissolution and liquidation of the trust account will be paid by assets outside of the trust account including interest on the trust account. See disclosure on the cover page and pages 8, 10, 11, 12, 18, 26, 36, 38, 43, 50, 51 and 59 of the Registration Statement.

     8. The business deal between the private placement investors and Maxim Group LLC provides for the private placement units to be subject to a lock-up agreement and to be held in an account at Maxim Group LLC (rather than the escrow arrangement for the insider shares) in which such units will not be able to be sold, assigned or transferred until the Company consummates a business combination. We have been advised by Maxim Group LLC that this feature has been utilized in other recent blank check offerings.

United States Securities and Exchange Commission
Division of Corporate Finance
November 22, 2006
Page 3


Summary Financial Data, page 14

     9. The Warrant Agreement has been included as Exhibit 4.4 to Amendment No. 3 to the Registration Statement. Section 3.3.2 of the Warrant Agreement provides that the registered holders are not entitled to a net-cash settlement.

     10. Section 7.4 of the Warrant Agreement and the Warrant Certificate provide that the Company is obligated to use its best efforts to register the shares underlying the warrants and that if the Company is unable to register the underlying shares, the warrants may expire worthless.

     11. A liability classification is not required based upon the guidance in EITF 00-19 because Section 2.5 of the unit purchase option (Exhibit 10.7) does not provide for a net-cash settlement in the event that Company is unable to deliver registered shares upon exercise.

     12. As discussed with Jay Williamson of the Staff on November 17, 2006, we deleted the risk factor pertaining to the general risks of acquisitions (see prior risk factor 30 of the original filed registration statement) because such risk factor described the risks common to acquisitions in general and the Staff had issued several prior comments indicating that risk factor disclosure should be specific to the Company. Accordingly, since such risk factor was general in nature and in our view the Company has specific risk factors pertaining to the consummation of a business combination, the Company believed it was appropriate to delete the risk factor. As to prior comment 5, the Company deleted old risk factor 38 because upon further review we believe it is too speculative (depends upon the specific business combination) to disclose how the risk would be specific to the Company as requested by the Staff in prior comment 5 (February 24, 2006 comment letter).

     13. The risk factor on pages 20-21 and the disclosure on page 72 has been revised to discuss the risks associated with a failure to register the shares underlying the warrants and its best efforts obligation to register the shares of the Company.

Use of Proceeds, page 34

     14. See additional disclosure on the cover page and pages 7, 8, 10, 14, 15, 26, 36, 37, 42, 43, 50, 51 and 59 of the Registration Statement clarifying when the Company may use the interest earned on the trust account and how much may be used in the event the over-allotment option is exercised.

Dilution, page 38

     15. The Company has now included the 42,000 shares issued to Maxim Group as underwriters' compensation.

United States Securities and Exchange Commission
Division of Corporate Finance
November 22, 2006
Page 4

Management's Discussion and Analysis of Financial Condition and Results of Operations, page 42

     16. See amended disclosure regarding use of proceeds on pages 36, 37 and 43 of the Registration Statement.

Proposed Business, page 45

     17. The disclosure on page 18 has been deleted to be consistent with our response to prior comment 10.


     18. See amended disclosure regarding personal liability of executive officers on pages 13, 18, 19 and 52 of the Registration Statement.

Management, page 60

     19. Based on our telephone conference on November 17, 2006 with Jay Williamson of the Staff, the Company has added disclosure regarding Mr. Wasserman's affiliation with Pudgies Chicken, Inc. and its bankruptcy (Please see page 60 of the Registration Statement).

Conflicts of Interest, page 64

     20. See disclosure on pages 63, 64 and 65 of the Registration Statement regarding individuals responsible for authorizing expense reimbursements.

Principal Stockholders, page 66

     21. Michael Weinstein (50,000 shares) and Laura Haffner (50,000 shares) own the balance of the shares which are not included in the 93.7% shares owned by officers, directors and 5% stockholders.

Incentive Warrants, page 73

     22. We have deleted the reference to the incentive warrants being issued in "registered form". The incentive warrants and the shares of Company common stock thereunder are not being registered in this offering. The holders of the incentive warrants will have certain registration rights with respect to the shares underlying such warrants as disclosed in paragraph 5 of the incentive warrant. Paragraph 4.1 also provides that the incentive warrants may not be transferred in whole or in part by Mr. Wasserman or Mr. Tsakiris except (i) to an affiliate, as defined under the Securities Act of 1933, as amended, and the rules thereunder, (ii) to the spouse, lineal descendants, and to charitable trusts controlled by the holder for estate or tax planning purposes, or (iii) by operation of law.

United States Securities and Exchange Commission
Division of Corporate Finance
November 22, 2006
Page 5


Underwriting, page 76

     23. The 42,000 shares issued to Maxim Group LLC may not participate in any way in the trust either as part of a liquidation of the trust or upon redemption. See disclosure on page 78 of the Registration Statement.

Financial Statements, page F-1

Audit Report, page F-1

     24. The header to Note 7 (Subsequent Events) inadvertently did not appear in Amendment No. 2, although the text portion referencing the redemption of 25,000 shares and the reverse stock split were set forth. Both such items now appear in Note 7 to the Financial Statements.

Note 5 - Commitments, page F-10

     25. Enclosed on a supplemental basis is the name, market capitalization and calculated volatility for each company that was used to determine the volatility assumption of 52.59%.

     26. See disclosure regarding stock price assumption used in valuation of incentive warrants and the basis for determining the relative fair values of the common stock and warrants included in each unit. Additional disclosure has been added to Management's Discussion and Analysis of Financial Condition and Results of Operations to include similar disclosure for the incentive warrants.

     Please contact the undersigned with your comments and questions relating to this filing as soon as possible.

                                                     Sincerely,


                                                     Sam Schwartz

SS :vc

cc: Steven Wasserman, CEO
    Alpha Security Group Corporation
    Maxim Group LLC
    Douglass S. Ellenoff, Esq.
    Lawrence A. Rosenbloom, Esq.

                                                                    VOLATILITY       VOLATILITY
     COMPANY                       SYMBOL         MARKET CAP*         TERM**          INTERVAL       VOLATILITY***
-------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp.              ORB          $1,143.1             5 Year            Daily            53.1%
Argon ST, Inc.                      STST           $576.3             5 Year            Daily            48.6%
HEICO Corp.                         HEI            $812.6             5 Year            Daily            38.5%
Cubic Corp.                         CUB            $517.6             5 Year            Daily            53.8%
EDO Corporation                     EDO            $464.6             5 Year            Daily            37.1%
United Industrial Corp.             UIC            $602.9             5 Year            Daily            39.8%
Herley Industries Inc.              HRLY           $193.2             5 Year            Daily            42.4%
EMS Technologies Inc.               ELMG           $287.9             5 Year            Daily            53.5%
VSE Corp.                           VSEC            $73.6             5 Year            Daily            60.7%
Analex Corp.                        NLX             $36.5             5 Year            Daily            70.7%
National Technical Systems Inc.     NTSC            $59.6             5 Year            Daily            61.6%
Versar Inc.                         VSR             $30.3             5 Year            Daily            71.4%
-------------------------------------------------------------------------------------------------------------------
                                                                                                        52.59%

*   Market Capitalization as of September 12th, 2006
** Volatility Term = 5 year from September 12th, 2006 to September 6, 2001 *** Price data not available between September 11, 2001 and September 15, 2001